Computation of Earnings Per Share (Detail) (USD $) In Thousands, except Share data	3 Months Ended								12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Numerator:
Net income attributable to common shareholders	$ 292,190	$ 279,589	$ 230,180	$ 247,171	$ 222,163	$ 153,863	$ 104,546	$ 73,493	$ 1,049,130	$ 554,065	$ 508,515
Denominator:
Basic - weighted-average common shares									161,125,869	160,909,655	161,564,111
Increase in weighted-average common shares from dilutive effect of stock-based awards									3,672,352	1,992,062	1,155,037
Diluted - weighted-average common shares, assuming exercise of stock-based awards									164,798,221	162,901,717	162,719,148
Basic earnings per share									$ 6.51	$ 3.44	$ 3.15
Diluted earnings per share	$ 1.79	$ 1.68	$ 1.39	$ 1.51	$ 1.35	$ 0.94	$ 0.64	$ 0.45	$ 6.37	$ 3.40	$ 3.13